SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common class A subject to redemption (Details) - Class A common stock subject to possible redemption - USD ($)	12 Months Ended	15 Months Ended
	Dec. 31, 2021	Mar. 31, 2022
Gross proceeds	$ 115,000,000	$ 115,000,000
Proceeds allocated to Public Warrants	(5,290,000)	(5,290,000)
Class A common stock issuance at cost	(1,479,418)	(1,479,418)
Accretion of carrying value to redemption value	7,919,418	7,919,418
Class A common stock subject to possible redemption	$ 116,150,000	$ 116,150,000